SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details )	Sep. 30, 2018 USD ($)
Intangible assets
2019	$ 54,200
2020	29,400
2021	29,400
2022	3,500
Total	$ 116,500